Quarterly Financial Data (Tables)	12 Months Ended
Sep. 27, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Fiscal Year 2013
Revenue	$76,076	$78,843	$83,477	$84,675	$323,071
Gross profit	31,486	32,833	35,504	36,590	136,413
Net income (1)	4,056	5,420	6,980	1,740	18,196
Per share data (2)
Net income, basic	$0.09	$0.12	$0.15	$0.04	$0.40

Net income, diluted	$0.09	$0.11	$0.15	$0.04	$0.39

Fiscal Year 2012
Revenue	$73,035	$77,480	$77,125	$75,696	$303,336
Gross profit	31,415	36,549	35,317	30,842	134,123
Net income (loss)	22,042	(53,561)	12,971	14,884	(3,664)
Per share data (2)
Net income (loss), basic	$0.43	$(8.02)	$0.29	$0.33	$(0.25)

Net income (loss), diluted	$0.20	$(8.02)	$0.27	$0.32	$(0.25)

(1)	The fourth quarter of fiscal year 2013 includes a litigation settlement of $7.3 million.
(2)	Earnings per share calculations for each of the quarters are based on the weighted average number of shares outstanding and included common stock equivalents in each period. Therefore, the sums of the quarters do not necessarily equal the full year earnings per share.